PROVISIONS	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS

The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2024	2023
Balance, beginning of the year	$976	$479
Additions	50	—
Acquisitions through business combinations	183	227
Disposal	(50)	(1)
Accretion	47	13
Changes in estimates(1)	(98)	253
Foreign exchange	(16)	6
Other	3	(1)
Balance, end of the year	$1,095	$976
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.
Brookfield Renewable has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and solar operation sites that are substantially expected to be restored between the years 2031 to 2063. The estimated cost of decommissioning activities is based on a third-party assessment.
For details on other legal provisions, please refer to Note 28 – Commitments, contingencies and guarantees.
Provisions also includes contingent and deferred acquisition consideration of $283 million (2023: $270 million).